Stock-Based Compensation - Equity Incentive Plans (Details) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	May 25, 2016	May 24, 2016
Stock options
Equity Incentive Plans
Granted (in shares)	273,759	1,997,964
Amended 2012 Equity Incentive Plan
Equity Incentive Plans
Shares authorized for issuance				7,243,330
Shares available for future issuance	0
Amended 2012 Equity Incentive Plan | Stock options
Equity Incentive Plans
Granted (in shares)	0
2016 Equity Incentive Plan
Equity Incentive Plans
Shares authorized for issuance			5,490,000
Shares available for future issuance	5,277,451